UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment:           | |; Amendment Number: ____

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Milbank Winthrop & Co. Inc.

Address:  654 Madison Avenue, Suite 1550
          New York, New York  10021


13F File Number: 028-04023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Janice Bennett
Title:    Principal
Phone:    (212) 980-2500


Signature, Place and Date of Signing:

/s/ Janice Bennett              New York, New York         November 13, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:            55

Form 13F Information Table Value Total:        $107,701
                                              (thousands)



List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                                                    FORM 13F INFORMATION TABLE
                                                        September 30, 2009

COLUMN 1                           COLUMN  2   COLUMN 3  COLUMN 4        COLUMN 5      COLUMN 6  COLUMN 7        COLUMN 8

                                                          VALUE    SHRS OR SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP    (X$1000)  PRN AMT PRN CALL  DISCRETION  MANAGERS   SOLE  SHARED    NONE
3M CO                          COM            88579Y101    1,185    16,059 SH            SOLE      NONE      0      0      16,059
ALTRIA GROUP INC               COM            02209S103    2,463   138,300 SH            SOLE      NONE      0      0     138,300
AT&T INC                       COM            00206R102    3,754   138,990 SH            SOLE      NONE      0      0     138,990
BELO CORP                      COM SER A      080555105      249    46,000 SH            SOLE      NONE      0      0      46,000
BERKSHIRE HATHAWAY INC DEL     CL A           084670108    1,313        13 SH            SOLE      NONE      0      0          13
BERKSHIRE HATHAWAY INC DEL     CL B           084670207    2,422       729 SH            SOLE      NONE      0      0         729
BP PLC                         SPONSORED ADR  055622104    2,457    46,165 SH            SOLE      NONE      0      0      46,165
BRIGGS & STRATTON CORP         COM            109043109      336    17,306 SH            SOLE      NONE      0      0      17,306
BURLINGTON NORTHN SANTA FE C   COM            12189T104      750     9,400 SH            SOLE      NONE      0      0       9,400
CARNIVAL CORP                  PAIRED CTF     143658300    2,306    69,280 SH            SOLE      NONE      0      0      69,280
CATERPILLAR INC DEL            COM            149123101    2,661    51,846 SH            SOLE      NONE      0      0      51,846
CHEVRON CORP NEW               COM            166764100    3,680    52,254 SH            SOLE      NONE      0      0      52,254
CHUBB CORP                     COM            171232101    4,100    81,334 SH            SOLE      NONE      0      0      81,334
CISCO SYS INC                  COM            17275R102      716    30,408 SH            SOLE      NONE      0      0      30,408
COCA COLA CO                   COM            191216100    1,195    22,257 SH            SOLE      NONE      0      0      22,257
CONOCOPHILLIPS                 COM            20825C104      828    18,333 SH            SOLE      NONE      0      0      18,333
COVIDIEN PLC                   SHS            G2554F105    3,456    79,887 SH            SOLE      NONE      0      0      79,887
DEERE & CO                     COM            244199105    2,839    66,150 SH            SOLE      NONE      0      0      66,150
DEVON ENERGY CORP NEW          COM            25179M103      943    14,000 SH            SOLE      NONE      0      0      14,000
DOVER CORP                     COM            260003108    2,332    60,161 SH            SOLE      NONE      0      0      60,161
EXXON MOBIL CORP               COM            30231G102   12,375   180,360 SH            SOLE      NONE      0      0     180,360
GENERAL ELECTRIC CO            COM            369604103      955    58,178 SH            SOLE      NONE      0      0      58,178
INTERNATIONAL BUSINESS MACHS   COM            459200101      472     3,950 SH            SOLE      NONE      0      0       3,950
ISHARES TR INDEX               MSCI EAFE IDX  464287465      798    14,585 SH            SOLE      NONE      0      0      14,585
ISHARES TR INDEX               MSCI EMERG MKT 464287234      475    12,200 SH            SOLE      NONE      0      0      12,200
JPMORGAN CHASE & CO            COM            46625H100      268     6,119 SH            SOLE      NONE      0      0       6,119
JOHNSON & JOHNSON              COM            478160104    3,366    55,276 SH            SOLE      NONE      0      0      55,276
KRAFT FOODS INC                CL A           50075N104    2,001    76,162 SH            SOLE      NONE      0      0      76,162
LOEWS CORP                     COM            540424108    3,714   108,450 SH            SOLE      NONE      0      0     108,450
MERCK & CO INC                 COM            589331107    1,286    40,651 SH            SOLE      NONE      0      0      40,651
MICROSOFT CORP                 COM            594918104      557    21,660 SH            SOLE      NONE      0      0      21,660
MONSANTO CO NEW                COM            61166W101    3,251    42,000 SH            SOLE      NONE      0      0      42,000
NORFOLK SOUTHERN CORP          COM            655844108      573    13,300 SH            SOLE      NONE      0      0      13,300
NORTHERN TR CORP               COM            665859104    1,169    20,100 SH            SOLE      NONE      0      0      20,100
NUCOR CORP                     COM            670346105      215     4,580 SH            SOLE      NONE      0      0       4,580
PEPSICO INC                    COM            713448108      725    12,360 SH            SOLE      NONE      0      0      12,360
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR  71654V408      810    17,650 SH            SOLE      NONE      0      0      17,650
PFIZER INC                     COM            717081103      310    18,714 SH            SOLE      NONE      0      0      18,714
PHILIP MORRIS INTL INC         COM            718172109    4,384    89,950 SH            SOLE      NONE      0      0      89,950
POTASH CORP SASK INC           COM            73755L107    5,359    59,321 SH            SOLE      NONE      0      0      59,321
PROCTER & GAMBLE CO            COM            742718109    5,006    86,434 SH            SOLE      NONE      0      0      86,434
QUALCOMM INC                   COM            747525103      607    13,500 SH            SOLE      NONE      0      0      13,500
REGIS CORP MINN                COM            758932107    1,898   122,478 SH            SOLE      NONE      0      0     122,478
RITCHIE BROS AUCTIONEERS       COM            767744105      233     9,500 SH            SOLE      NONE      0      0       9,500
ROYAL DUTCH SHELL PLC          SPONS ADR A    780259206    2,768    48,394 SH            SOLE      NONE      0      0      48,394
SALESFORCE COM INC             COM            79466L302      254     4,458 SH            SOLE      NONE      0      0       4,458
SCHLUMBERGER LTD               COM            806857108    3,319    55,696 SH            SOLE      NONE      0      0      55,696
SIGMA ALDRICH CORP             COM            826552101    6,468   119,823 SH            SOLE      NONE      0      0     119,823
TYCO INTERNATIONAL LTD         SHS            H89128104    2,152    62,412 SH            SOLE      NONE      0      0      62,412
UNION PAC CORP                 COM            907818108      202     3,454 SH            SOLE      NONE      0      0       3,454
UNITED TECHNOLOGIES CORP       COM            913017109      268     4,400 SH            SOLE      NONE      0      0       4,400
VERIZON COMMUNICATIONS INC     COM            92343V104      341    11,266 SH            SOLE      NONE      0      0      11,266
VODAFONE GROUP PLC NEW         SPONS ADR NEW  92857W209      373    16,583 SH            SOLE      NONE      0      0      16,583
WELLS FARGO & CO NEW           COM            949746101      476    16,894 SH            SOLE      NONE      0      0      16,894
WYETH                          COM            983024100      287     5,900 SH            SOLE      NONE      0      0       5,900


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